Property, Plant And Equipment (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation expense		$ 19,289	$ 17,773	$ 17,722
Operating leases, rent expense		5,025	4,345	3,683
Operating leases, future minimum payments due, current		3,775
Operating leases, future minimum payments, due in two years		3,551
Operating leases, future minimum payments, due in three years		3,257
Operating leases, future minimum payments, due in four years		3,003
Operating leases, future minimum payments, due in five years		2,771
Operating leases, future minimum payments, due thereafter		12,488
Property, plant and equipment, gross	$ 282,295	306,227	282,295
Accumulated depreciation and Amortization	$ 169,397	181,777	169,397
Assets Disposed of by Method Other than Sale, in Period of Disposition, Gain (Loss) on Disposition		0	2,120	0
Long-Lived Assets, Impairment		0
Circumstances leading to the abandonment of long-lived assets by method other than sale	Declining customer demand for our legacy voice and data products and the migration of our networks to next generation technologies, we decided in the fourth quarter of 2014 to abandon in place specific copper network assets classified as cable, wiring and conduit
Copper Network Assets [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 7,141		7,141
Accumulated depreciation and Amortization	$ 5,021		5,021
Assets Disposed of by Method Other than Sale, in Period of Disposition, Gain (Loss) on Disposition			2,120
Software [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense		$ 1,660	$ 1,504	$ 2,142